Cover	Oct. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2022
Entity File Number	000-52917
Entity Registrant Name	Friendable, Inc.
Entity Central Index Key	0001414043
Entity Tax Identification Number	98-0546715
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1821 S Bascom Ave.
Entity Address, Address Line Two	Suite 353
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(855)
Local Phone Number	473-7473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false